May 14, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:         Office of Filings, Information & Consumer Service

Re:     Highland Funds I (“Trust”) (File Nos. 333-132400 and 811-21866)

Ladies and Gentlemen:

The Supplement is being filed to submit exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Supplement dated May 2, 2013 to the Prospectus dated November 1, 2012 as amended February 8, 2013, the Summary Prospectus dated November 1, 2012 as amended February 8, 2013 and the Statement of Additional Information dated November 1, 2012 as amended February 8, 2013 for the Highland Floating Rate Opportunities Fund, Highland Long/Short Equity Fund and Highland Long/Short Healthcare Fund, each a series of the Trust, as filed electronically via EDGAR with the Securities and Exchange Commission on May 2, 2013 (Accession No. 0001193125-13-196334).

If you have any questions, please contact me at (617) 662-3969.

Sincerely,

/s/ Francine S. Hayes

Francine S. Hayes

Vice President and Managing Counsel

cc:	R. Adams

E. Powell

D. Norris